Investments, AFS debt securities - Gross Realized Gains and Gross Realized Losses from Sales of Available for Sale Debt Securities and Dividends and Interest on Such Securities (Detail)
₨ in Millions, $ in Millions
	12 Months Ended
	Mar. 31, 2025 INR (₨)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 INR (₨)	Mar. 31, 2023 INR (₨)
Schedule of Available-for-sale Securities [Line Items]
Gross realized gains on sale	₨ 20,943.7	$ 245.2	₨ 3,592.4	₨ 259.1
Gross realized losses on sale	(14,118.7)	(165.3)	(2,765.7)	(979.4)
Realized gains/ (losses), net	6,825.0	79.9	826.7	(720.3)
Dividends and interest	625,200.6	7,318.3	516,550.0	304,566.7
Total	₨ 632,025.6	$ 7,398.2	₨ 517,376.7	₨ 303,846.4